Loans and advances to customers - Movement in loss provision (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers combining those at amortised cost and those at fair value through other comprehensive income	€ 497		€ 757	$ 706
Impairment at beginning of year	(184,596)	€ (191,124)
Impairment at end of year	(176,554)	(184,596)	(191,124)
Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	12,382	9,352	8,986
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(942,218)	(882,921)
Impairment at end of year	(916,199)	(942,218)	(882,921)
Losses on renegotiation or contractual modification	139	0	0
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exchange differences and other changes	3,336	(163)	387
Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(184,596)	(191,124)
Impairment at end of year	(176,554)	(184,596)	(191,124)
Debt instruments | Non-trading financial assets mandatorily at fair value through profit or loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Reversal of impairment loss recognised in profit or loss	(1,221)	(1,586)	(1,558)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	474	635
Impairment at end of year	284	474	635
Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,242	23,307	25,936
Impairment loss (reversal of impairment loss) recognised in profit or loss	13,385	11,108	10,501
Impairment loss recognised in profit or loss	20,909	19,192	17,850
Reversal of impairment loss recognised in profit or loss	(7,524)	(8,084)	(7,349)
Change of perimeter	(82)	0	0
Write-off of impaired balances against recorded impairment allowance	(8,930)	(12,593)	(12,673)
Exchange differences and other changes	(3,020)	420	(457)
Impairment at end of year	23,595	22,242	23,307
Accumulated impairment | Customers | Individually calculated
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	3,555	4,905
Impairment at end of year	2,679	3,555	4,905
Accumulated impairment | Customers | Collective calculated
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	18,687	18,402
Impairment at end of year	20,916	18,687	18,402
Accumulated impairment | Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,933	14,906
Impairment at end of year	13,658	13,933	14,906
Accumulated impairment | Customers | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	8,309	8,401
Impairment at end of year	9,937	8,309	8,401
Accumulated impairment | Debt instruments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	474	635	704
Impairment loss (reversal of impairment loss) recognised in profit or loss	79	(170)	43
Impairment loss recognised in profit or loss	91	77	138
Reversal of impairment loss recognised in profit or loss	(12)	(247)	(95)
Exchange differences and other changes	(269)	9	(112)
Impairment at end of year	€ 284	€ 474	€ 635